Total Management Fees Earned from the Managed Fleet, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Fees from affiliated Container Investors		$ 972
Fees from unaffiliated Container Investors	$ 2,488	3,064
Total Management Fees
Related Party Transaction [Line Items]
Management fees	2,488	4,374
Total Management Fees | Fees from Container Investors
Related Party Transaction [Line Items]
Management fees	$ 2,488	4,036
Total Management Fees | Other Fees
Related Party Transaction [Line Items]
Management fees		$ 338